SHARE CAPITAL - Number of shares (Details) ₽ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2021 shares	Feb. 28, 2021 shares	Dec. 31, 2022 RUB (₽) shares	Dec. 31, 2021 RUB (₽) shares	Dec. 31, 2022 € / shares shares	Dec. 31, 2021 € / shares shares
Number of ordinary shares authorized | shares					130,000,000	130,000,000
Number of ordinary shares issued and fully paid | shares					69,959,548	69,871,511
Par value of shares | € / shares					€ 0.0004	€ 0.0004
Changes in equity
Balance at beginning (in shares) | shares			69,871,511	59,433,100
Balance at beginning			₽ 3,872	₽ (872)
Issue of shares in the private placement (in shares) | shares		5,566,900		5,566,900
Issue of shares in the IPO (in shares) | shares	4,042,400			4,042,400
Issue of shares under the phantom share program (in shares) | shares				829,111
Effect arising from the share split				₽ 2
Issue of shares upon the exercise of the share-based awards (in shares) | shares			88,037
Balance at ending (in shares) | shares			69,959,548	69,871,511
Balance at ending			₽ 5,009	₽ 3,872
Share capital
Changes in equity
Balance at beginning			2
Effect arising from the share split				2
Balance at ending			2	2
Share premium
Changes in equity
Balance at beginning			7,614	125
Issue of shares in the private placement				2,291
Issue of shares in the IPO				4,624
Issue of shares under the phantom share program				966
Transaction costs				(392)
Issue of shares upon the exercise of the share-based awards			88
Balance at ending			₽ 7,702	₽ 7,614